Cash generated from operations - Net debt (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total
Balance at beginning of year	¥ (237,411)	¥ (328,532)	¥ (367,847)
Cash Flows	50,483	91,121	39,315
Balance at end of year	(186,928)	(237,411)	(328,532)
Borrowings due within 1 year
Liabilities from financing activities
Balance at beginning	(73,933)	(172,766)	(156,208)
Cash flows	1,718	98,833	(16,558)
Balance at ending	(72,215)	(73,933)	(172,766)
Borrowings due after 1 year
Liabilities from financing activities
Balance at beginning	(31,410)	(29,110)	(77,607)
Cash flows	17,687	(2,300)	48,497
Balance at ending	(13,723)	(31,410)	(29,110)
Lease liabilities due within 1 year
Liabilities from financing activities
Balance at beginning	(38,670)	(27,352)	(28,278)
Cash flows	4,522	(11,318)	926
Balance at ending	(34,148)	(38,670)	(27,352)
Lease Liabilities due after 1 year
Liabilities from financing activities
Balance at beginning	(93,398)	(99,304)	(105,754)
Cash flows	26,556	5,906	6,450
Balance at ending	¥ (66,842)	¥ (93,398)	¥ (99,304)